Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of outstanding short term debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2021 and 2022:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2021	December 31, 2022
			RMB	RMB	US$
Short-term loans
East West Bank	5.00%	6 months	65,000	65,000	9,424
SPD Silicon Valley Bank	4.85% - 6.00% (Floating)	6 months	70,000	—	—
China Merchants Bank	5.00%	6 months	5,000	—	—
Yirongxin Commercial Factoring Limited	15.15%	60 days	4,024	—	—
Long-term debt, current portion	8.45% - 10.46%	3-4 years	4,417	434	63
Total			148,441	65,434	9,487

Schedule of long-term debt

The following table presents the Company’s long-term debt as of December 31, 2021 and 2022:

	Annual		As of	As of
	interest rates	Term	December 31, 2021	December 31, 2022
			RMB	RMB	US$
Long-term debt, current portion	8.45% - 10.46%	3-4 years	4,417	434	63
Long-term debt, non-current portion	8.45% - 10.46%	3-4 years	3	1,303	189
Total			4,420	1,737	252

Schedule of maturities of the debt	As of December 31, 2022, maturities of the debt are as follows:

	RMB	US$
2023	65,434	9,487
2024	434	63
2025	434	63
2026	435	63
Total	66,737	9,676